Property, Plant and Equipment	12 Months Ended
Mar. 31, 2011
Property, Plant and Equipment
Property, Plant and Equipment

(5) Property, Plant and Equipment

Property, plant and equipment at March 31, 2010 and 2011 were composed of the following:

	Yen (Millions)
	2010	2011
Land	¥16,152	16,138
Buildings	28,115	28,156
Machinery and equipment	14,222	14,638
Tools, furniture and fixtures	14,737	14,130
Construction in progress	45	42

	73,271	73,104
Less accumulated depreciation	40,390	41,226

	¥32,881	31,878

Depreciation expense was ¥8,035 million, ¥4,101 million and ¥3,977 million for the years ended March 31, 2009, 2010 and 2011, respectively.

During the fourth quarter of the year ended March 31, 2009, Advantest made significant adverse changes to its business forecast and cash flows to be generated by its non-memory semiconductors test system business and mechatronics system business in the future mainly reflecting the deteriorated semiconductor markets including bankruptcy of major semiconductor manufacturers as well as an anticipation for a delayed recovery in the market. Accordingly, Advantest evaluated the carrying value of the long-lived assets related to its non-memory test system business and mechatronics business by projecting undiscounted cash flows of the applicable asset groups. Based on this evaluation, Advantest determined that certain long-lived assets were no longer recoverable and were in fact impaired, and wrote them down to their estimated fair value. The specific long-lived assets included in the impaired asset groups consisted of production facilities with land, buildings, machinery and equipment, tools, furniture and fixtures that were held and used primarily in our non-memory test systems and mechatronics businesses. The amounts of the impairment losses for those long-lived assets included in cost of sales and operating expenses in the accompanying consolidated statements of operations were ¥5,142 million and ¥7,943 million, respectively. Impairment losses were measured as the amount by which the carrying amount of a long lived asset exceeds its fair value. Fair value was determined by using present value techniques mainly based on expected future cash flows to be generated by those asset groups, discounted at the risk-free interest rate.